MASSMUTUAL SELECT FUNDS

Supplement dated December 20, 2007 to the

Prospectus dated April 2, 2007

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements. It should be retained and read in conjunction with the Prospectus and any existing supplements.

The following information replaces similar information for the Destination Retirement Funds:

The following table lists each Destination Retirement Fund’s approximate asset allocation among equity and fixed income & short term/money market funds as of December 4, 2007. The table also lists the approximate asset allocation, as of December 4, 2007, to certain Underlying Funds in which a Destination Retirement Fund currently invests 5% or more. Other Underlying Funds in which the Destination Retirement Funds currently invest are listed below the table. MassMutual may change these percentages at any time and may invest in any other Underlying Funds, including any Underlying Funds that may be created in the future.

Investment Option Categories	Destination Retirement Income	Destination Retirement 2010	Destination Retirement 2020	Destination Retirement 2030	Destination Retirement 2040
Equity	33.6%	52.3%	74.2%	91.0%	94.4%

Domestic Equity

Select Fundamental Value (Wellington)	1.8%	2.2%	4.6%	7.8%	8.7%

Select Large Cap Value (Davis)	0.7%	1.5%	3.0%	5.0%	5.8%

Select Diversified Value (AllianceBernstein)	1.3%	1.5%	2.9%	4.8%	5.6%

Premier Enhanced Index Value (Babson Capital)	4.6%	8.6%	7.7%	5.5%	5.9%

Select Aggressive Growth (Sands Capital/DMC)	1.1%	2.0%	4.0%	6.7%	7.6%

Select Blue Chip Growth (T. Rowe Price)	0.8%	1.9%	2.4%	5.6%	4.2%

Premier Capital Appreciation (OFI)	1.2%	1.7%	3.5%	5.0%	5.0%

Premier Enhanced Index Growth (Babson Capital)	4.4%	8.7%	9.8%	9.0%	9.7%

International Equity

Select Overseas (Harris/MFS)	3.7%	5.1%	7.4%	9.1%	9.5%

Select Diversified International (AllianceBernstein)	1.8%	2.9%	4.0%	5.1%	5.3%

Premier International Equity (OFI Institutional)	1.7%	2.6%	4.1%	5.4%	5.6%

Fixed Income & Short Term/Money Market	66.4%	47.7%	25.8%	9.0%	5.6%

Premier Core Bond (Babson Capital)	16.3%	12.3%	7.5%	2.1%	1.1%

Premier Diversified Bond (Babson Capital)	11.2%	10.0%	6.0%	2.1%	1.1%

Premier Inflation-Protected Bond (Babson Capital)	16.5%	11.7%	7.3%	3.3%	1.8%

Premier Short-Duration Bond (Babson Capital)	13.0%	8.2%	3.3%	0.4%	0.0%

Premier Money Market (Babson Capital)	5.0%	3.0%	0.0%	0.0%	0.0%

Note: The allocation percentages have been rounded to one decimal place. The allocation among equity and fixed income & short term/money market funds may therefore not equal 100%.

Other Underlying Funds in which the Destination Retirement Funds currently invest include: Premier Value (OFI Institutional), Select Focused Value (Harris/Cooke & Bieler), Select Mid Cap Value (Cooke & Bieler), Select Mid Cap Growth Equity (Wellington/Turner), Select Mid Cap Growth Equity II (T. Rowe Price), Select Small Company Value (Clover/T. Rowe Price/Earnest Partners), Select Small Cap Value Equity (SSgA FM), Select Emerging Growth (DMC/Insight Capital), Select Small Cap Growth Equity (Waddell & Reed/Wellington), Select Small Company Growth (Mazama/Eagle), Select Small Cap Core Equity (GSAM), Premier Main Street Small Cap (OFI Institutional) and Premier Strategic Income (OFI Institutional).

The following information replaces similar information found under Expense Information on pages 31 and 32 for the Blue Chip Growth Fund:

	Class S	Class Y	Class L	Class A	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%	.65%	.65%	.65%	.65%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.18%	.31%	.43%	.43%	.48%
Total Annual Fund Operating Expenses(3)	.83%	.96%	1.08%	1.33%	1.63%

Less Expense Reimbursement	(.07%)	(.14%)	(.10%)	(.14%)	(.12%)
Net Fund Expenses(4) (5)	.76%	.82%	.98%	1.19%	1.51%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$78	$247	$443	$1,009
Class Y	$84	$271	$497	$1,146
Class L	$100	$319	$571	$1,295
Class A	$689	$940	$1,230	$2,055
Class N	$257	$485	$858	$1,907

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$154	$485	$858	$1,907

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	The expense information in the table has been restated to reflect the estimated fees and expenses that the Blue Chip Growth Fund would have incurred during the twelve months ended December 31, 2006, assuming the consummation of its merger with the Growth Equity Fund had occurred on January 1, 2006.

(4)	The expenses in the above table reflect a written agreement by MassMutual to waive .05% of the management fee of the Fund through October 13, 2008. The agreement cannot be terminated unilaterally by MassMutual. In addition, the expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other nonrecurring or unusual expenses) through March 31, 2010, to the extent that Net Fund Expenses would otherwise exceed the percentages noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-07-05

MASSMUTUAL SELECT FUNDS

Supplement dated December 20, 2007 to the

Class A Prospectus dated April 2, 2007

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements. It should be retained and read in conjunction with the Prospectus and any existing supplements.

The following information replaces similar information for the Destination Retirement Funds:

The following table lists each Destination Retirement Fund’s approximate asset allocation among equity and fixed income & short term/money market funds as of December 4, 2007. The table also lists the approximate asset allocation, as of December 4, 2007, to certain Underlying Funds in which a Destination Retirement Fund currently invests 5% or more. Other Underlying Funds in which the Destination Retirement Funds currently invest are listed below the table. MassMutual may change these percentages at any time and may invest in any other Underlying Funds, including any Underlying Funds that may be created in the future.

Investment Option Categories	Destination Retirement Income	Destination Retirement 2010	Destination Retirement 2020	Destination Retirement 2030	Destination Retirement 2040
Equity	33.6%	52.3%	74.2%	91.0%	94.4%

Domestic Equity

Select Fundamental Value (Wellington)	1.8%	2.2%	4.6%	7.8%	8.7%

Select Large Cap Value (Davis)	0.7%	1.5%	3.0%	5.0%	5.8%

Select Diversified Value (AllianceBernstein)	1.3%	1.5%	2.9%	4.8%	5.6%

Premier Enhanced Index Value (Babson Capital)	4.6%	8.6%	7.7%	5.5%	5.9%

Select Aggressive Growth (Sands Capital/DMC)	1.1%	2.0%	4.0%	6.7%	7.6%

Select Blue Chip Growth (T. Rowe Price)	0.8%	1.9%	2.4%	5.6%	4.2%

Premier Capital Appreciation (OFI)	1.2%	1.7%	3.5%	5.0%	5.0%

Premier Enhanced Index Growth (Babson Capital)	4.4%	8.7%	9.8%	9.0%	9.7%

International Equity

Select Overseas (Harris/MFS)	3.7%	5.1%	7.4%	9.1%	9.5%

Select Diversified International (AllianceBernstein)	1.8%	2.9%	4.0%	5.1%	5.3%

Premier International Equity (OFI Institutional)	1.7%	2.6%	4.1%	5.4%	5.6%

Fixed Income & Short Term/Money Market	66.4%	47.7%	25.8%	9.0%	5.6%

Premier Core Bond (Babson Capital)	16.3%	12.3%	7.5%	2.1%	1.1%

Premier Diversified Bond (Babson Capital)	11.2%	10.0%	6.0%	2.1%	1.1%

Premier Inflation-Protected Bond (Babson Capital)	16.5%	11.7%	7.3%	3.3%	1.8%

Premier Short-Duration Bond (Babson Capital)	13.0%	8.2%	3.3%	0.4%	0.0%

Premier Money Market (Babson Capital)	5.0%	3.0%	0.0%	0.0%	0.0%

Note: The allocation percentages have been rounded to one decimal place. The allocation among equity and fixed income & short term/money market funds may therefore not equal 100%.

Other Underlying Funds in which the Destination Retirement Funds currently invest include: Premier Value (OFI Institutional), Select Focused Value (Harris/Cooke & Bieler), Select Mid Cap Value (Cooke & Bieler), Select Mid Cap Growth Equity (Wellington/Turner), Select Mid Cap Growth Equity II (T. Rowe Price), Select Small Company Value (Clover/T. Rowe Price/Earnest Partners), Select Small Cap Value Equity (SSgA FM), Select Emerging Growth (DMC/Insight Capital), Select Small Cap Growth Equity (Waddell & Reed/Wellington), Select Small Company Growth (Mazama/Eagle), Select Small Cap Core Equity (GSAM), Premier Main Street Small Cap (OFI Institutional) and Premier Strategic Income (OFI Institutional).

The following information replaces similar information found under Expense Information on page 23 for the Blue Chip Growth Fund:

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.43%
Total Annual Fund Operating Expenses(2)	1.33%

Less Expense Reimbursement	(.14%)
Net Fund Expenses(3) (4)	1.19%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$689	$940	$1,230	$2,055

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	The expense information in the table has been restated to reflect the estimated fees and expenses that the Blue Chip Growth Fund would have incurred during the twelve months ended December 31, 2006, assuming the consummation of its merger with the Growth Equity Fund had occurred on January 1, 2006.

(3)	The expenses in the above table reflect a written agreement by MassMutual to waive .05% of the management fee of the Fund through October 13, 2008. The agreement cannot be terminated unilaterally by MassMutual. In addition, the expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other nonrecurring or unusual expenses) through March 31, 2010, to the extent that Net Fund Expenses would otherwise exceed the percentages noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001A-07-05

MASSMUTUAL SELECT FUNDS

Supplement dated December 20, 2007 to the

Class L Prospectus dated April 2, 2007

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements. It should be retained and read in conjunction with the Prospectus and any existing supplements.

The following information replaces similar information for the Destination Retirement Funds:

The following table lists each Destination Retirement Fund’s approximate asset allocation among equity and fixed income & short term/money market funds as of December 4, 2007. The table also lists the approximate asset allocation, as of December 4, 2007, to certain Underlying Funds in which a Destination Retirement Fund currently invests 5% or more. Other Underlying Funds in which the Destination Retirement Funds currently invest are listed below the table. MassMutual may change these percentages at any time and may invest in any other Underlying Funds, including any Underlying Funds that may be created in the future.

Investment Option Categories	Destination Retirement Income	Destination Retirement 2010	Destination Retirement 2020	Destination Retirement 2030	Destination Retirement 2040
Equity	33.6%	52.3%	74.2%	91.0%	94.4%

Domestic Equity

Select Fundamental Value (Wellington)	1.8%	2.2%	4.6%	7.8%	8.7%

Select Large Cap Value (Davis)	0.7%	1.5%	3.0%	5.0%	5.8%

Select Diversified Value (AllianceBernstein)	1.3%	1.5%	2.9%	4.8%	5.6%

Premier Enhanced Index Value (Babson Capital)	4.6%	8.6%	7.7%	5.5%	5.9%

Select Aggressive Growth (Sands Capital/DMC)	1.1%	2.0%	4.0%	6.7%	7.6%

Select Blue Chip Growth (T. Rowe Price)	0.8%	1.9%	2.4%	5.6%	4.2%

Premier Capital Appreciation (OFI)	1.2%	1.7%	3.5%	5.0%	5.0%

Premier Enhanced Index Growth (Babson Capital)	4.4%	8.7%	9.8%	9.0%	9.7%

International Equity

Select Overseas (Harris/MFS)	3.7%	5.1%	7.4%	9.1%	9.5%

Select Diversified International (AllianceBernstein)	1.8%	2.9%	4.0%	5.1%	5.3%

Premier International Equity (OFI Institutional)	1.7%	2.6%	4.1%	5.4%	5.6%

Fixed Income & Short Term/Money Market	66.4%	47.7%	25.8%	9.0%	5.6%

Premier Core Bond (Babson Capital)	16.3%	12.3%	7.5%	2.1%	1.1%

Premier Diversified Bond (Babson Capital)	11.2%	10.0%	6.0%	2.1%	1.1%

Premier Inflation-Protected Bond (Babson Capital)	16.5%	11.7%	7.3%	3.3%	1.8%

Premier Short-Duration Bond (Babson Capital)	13.0%	8.2%	3.3%	0.4%	0.0%

Premier Money Market (Babson Capital)	5.0%	3.0%	0.0%	0.0%	0.0%

Note: The allocation percentages have been rounded to one decimal place. The allocation among equity and fixed income & short term/money market funds may therefore not equal 100%.

Other Underlying Funds in which the Destination Retirement Funds currently invest include: Premier Value (OFI Institutional), Select Focused Value (Harris/Cooke & Bieler), Select Mid Cap Value (Cooke & Bieler), Select Mid Cap Growth Equity (Wellington/Turner), Select Mid Cap Growth Equity II (T. Rowe Price), Select Small Company Value (Clover/T. Rowe Price/Earnest Partners), Select Small Cap Value Equity (SSgA FM), Select Emerging Growth (DMC/Insight Capital), Select Small Cap Growth Equity (Waddell & Reed/Wellington), Select Small Company Growth (Mazama/Eagle), Select Small Cap Core Equity (GSAM), Premier Main Street Small Cap (OFI Institutional) and Premier Strategic Income (OFI Institutional).

The following information replaces similar information found under Expense Information on page 27 for the Blue Chip Growth Fund:

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.43%
Total Annual Fund Operating Expenses(1)	1.08%

Less Expense Reimbursement	(.10%	)
Net Fund Expenses(2) (3)	.98%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$100	$319	$571	$1,295

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expense information in the table has been restated to reflect the estimated fees and expenses that the Blue Chip Growth Fund would have incurred during the twelve months ended December 31, 2006, assuming the consummation of its merger with the Growth Equity Fund had occurred on January 1, 2006.

(2)	The expenses in the above table reflect a written agreement by MassMutual to waive .05% of the management fee of the Fund through October 13, 2008. The agreement cannot be terminated unilaterally by MassMutual. In addition, the expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other nonrecurring or unusual expenses) through March 31, 2010, to the extent that Net Fund Expenses would otherwise exceed the percentages noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001L-07-05

MASSMUTUAL SELECT FUNDS

Supplement dated December 20, 2007 to the

Class Y Prospectus dated April 2, 2007

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements. It should be retained and read in conjunction with the Prospectus and any existing supplements.

The following information replaces similar information for the Destination Retirement Funds:

The following table lists each Destination Retirement Fund’s approximate asset allocation among equity and fixed income & short term/money market funds as of December 4, 2007. The table also lists the approximate asset allocation, as of December 4, 2007, to certain Underlying Funds in which a Destination Retirement Fund currently invests 5% or more. Other Underlying Funds in which the Destination Retirement Funds currently invest are listed below the table. MassMutual may change these percentages at any time and may invest in any other Underlying Funds, including any Underlying Funds that may be created in the future.

Investment Option Categories	Destination Retirement Income	Destination Retirement 2010	Destination Retirement 2020	Destination Retirement 2030	Destination Retirement 2040
Equity	33.6%	52.3%	74.2%	91.0%	94.4%

Domestic Equity

Select Fundamental Value (Wellington)	1.8%	2.2%	4.6%	7.8%	8.7%

Select Large Cap Value (Davis)	0.7%	1.5%	3.0%	5.0%	5.8%

Select Diversified Value (AllianceBernstein)	1.3%	1.5%	2.9%	4.8%	5.6%

Premier Enhanced Index Value (Babson Capital)	4.6%	8.6%	7.7%	5.5%	5.9%

Select Aggressive Growth (Sands Capital/DMC)	1.1%	2.0%	4.0%	6.7%	7.6%

Select Blue Chip Growth (T. Rowe Price)	0.8%	1.9%	2.4%	5.6%	4.2%

Premier Capital Appreciation (OFI)	1.2%	1.7%	3.5%	5.0%	5.0%

Premier Enhanced Index Growth (Babson Capital)	4.4%	8.7%	9.8%	9.0%	9.7%

International Equity

Select Overseas (Harris/MFS)	3.7%	5.1%	7.4%	9.1%	9.5%

Select Diversified International (AllianceBernstein)	1.8%	2.9%	4.0%	5.1%	5.3%

Premier International Equity (OFI Institutional)	1.7%	2.6%	4.1%	5.4%	5.6%

Fixed Income & Short Term/Money Market	66.4%	47.7%	25.8%	9.0%	5.6%

Premier Core Bond (Babson Capital)	16.3%	12.3%	7.5%	2.1%	1.1%

Premier Diversified Bond (Babson Capital)	11.2%	10.0%	6.0%	2.1%	1.1%

Premier Inflation-Protected Bond (Babson Capital)	16.5%	11.7%	7.3%	3.3%	1.8%

Premier Short-Duration Bond (Babson Capital)	13.0%	8.2%	3.3%	0.4%	0.0%

Premier Money Market (Babson Capital)	5.0%	3.0%	0.0%	0.0%	0.0%

Note: The allocation percentages have been rounded to one decimal place. The allocation among equity and fixed income & short term/money market funds may therefore not equal 100%.

Other Underlying Funds in which the Destination Retirement Funds currently invest include: Premier Value (OFI Institutional), Select Focused Value (Harris/Cooke & Bieler), Select Mid Cap Value (Cooke & Bieler), Select Mid Cap Growth Equity (Wellington/Turner), Select Mid Cap Growth Equity II (T. Rowe Price), Select Small Company Value (Clover/T. Rowe Price/Earnest Partners), Select Small Cap Value Equity (SSgA FM), Select Emerging Growth (DMC/Insight Capital), Select Small Cap Growth Equity (Waddell & Reed/Wellington), Select Small Company Growth (Mazama/Eagle), Select Small Cap Core Equity (GSAM), Premier Main Street Small Cap (OFI Institutional) and Premier Strategic Income (OFI Institutional).

The following information replaces similar information found under Expense Information on page 25 for the Blue Chip Growth Fund:

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.31%
Total Annual Fund Operating Expenses(1)	.96%

Less Expense Reimbursement	(.14%)
Net Fund Expenses(2) (3)	.82%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$84	$271	$497	$1,146

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expense information in the table has been restated to reflect the estimated fees and expenses that the Blue Chip Growth Fund would have incurred during the twelve months ended December 31, 2006, assuming the consummation of its merger with the Growth Equity Fund had occurred on January 1, 2006.

(2)	The expenses in the above table reflect a written agreement by MassMutual to waive .05% of the management fee of the Fund through October 13, 2008. The agreement cannot be terminated unilaterally by MassMutual. In addition, the expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other nonrecurring or unusual expenses) through March 31, 2010, to the extent that Net Fund Expenses would otherwise exceed the percentages noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001Y-07-05

MASSMUTUAL SELECT FUNDS

Supplement dated December 20, 2007 to the

Class S Prospectus dated April 2, 2007

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements. It should be retained and read in conjunction with the Prospectus and any existing supplements.

The following information replaces similar information for the Destination Retirement Funds:

The following table lists each Destination Retirement Fund’s approximate asset allocation among equity and fixed income & short term/money market funds as of December 4, 2007. The table also lists the approximate asset allocation, as of December 4, 2007, to certain Underlying Funds in which a Destination Retirement Fund currently invests 5% or more. Other Underlying Funds in which the Destination Retirement Funds currently invest are listed below the table. MassMutual may change these percentages at any time and may invest in any other Underlying Funds, including any Underlying Funds that may be created in the future.

Investment Option Categories	Destination Retirement Income	Destination Retirement 2010	Destination Retirement 2020	Destination Retirement 2030	Destination Retirement 2040
Equity	33.6%	52.3%	74.2%	91.0%	94.4%

Domestic Equity

Select Fundamental Value (Wellington)	1.8%	2.2%	4.6%	7.8%	8.7%

Select Large Cap Value (Davis)	0.7%	1.5%	3.0%	5.0%	5.8%

Select Diversified Value (AllianceBernstein)	1.3%	1.5%	2.9%	4.8%	5.6%

Premier Enhanced Index Value (Babson Capital)	4.6%	8.6%	7.7%	5.5%	5.9%

Select Aggressive Growth (Sands Capital/DMC)	1.1%	2.0%	4.0%	6.7%	7.6%

Select Blue Chip Growth (T. Rowe Price)	0.8%	1.9%	2.4%	5.6%	4.2%

Premier Capital Appreciation (OFI)	1.2%	1.7%	3.5%	5.0%	5.0%

Premier Enhanced Index Growth (Babson Capital)	4.4%	8.7%	9.8%	9.0%	9.7%

International Equity

Select Overseas (Harris/MFS)	3.7%	5.1%	7.4%	9.1%	9.5%

Select Diversified International (AllianceBernstein)	1.8%	2.9%	4.0%	5.1%	5.3%

Premier International Equity (OFI Institutional)	1.7%	2.6%	4.1%	5.4%	5.6%

Fixed Income & Short Term/Money Market	66.4%	47.7%	25.8%	9.0%	5.6%

Premier Core Bond (Babson Capital)	16.3%	12.3%	7.5%	2.1%	1.1%

Premier Diversified Bond (Babson Capital)	11.2%	10.0%	6.0%	2.1%	1.1%

Premier Inflation-Protected Bond (Babson Capital)	16.5%	11.7%	7.3%	3.3%	1.8%

Premier Short-Duration Bond (Babson Capital)	13.0%	8.2%	3.3%	0.4%	0.0%

Premier Money Market (Babson Capital)	5.0%	3.0%	0.0%	0.0%	0.0%

Note: The allocation percentages have been rounded to one decimal place. The allocation among equity and fixed income & short term/money market funds may therefore not equal 100%.

Other Underlying Funds in which the Destination Retirement Funds currently invest include: Premier Value (OFI Institutional), Select Focused Value (Harris/Cooke & Bieler), Select Mid Cap Value (Cooke & Bieler), Select Mid Cap Growth Equity (Wellington/Turner), Select Mid Cap Growth Equity II (T. Rowe Price), Select Small Company Value (Clover/T. Rowe Price/Earnest Partners), Select Small Cap Value Equity (SSgA FM), Select Emerging Growth (DMC/Insight Capital), Select Small Cap Growth Equity (Waddell & Reed/Wellington), Select Small Company Growth (Mazama/Eagle), Select Small Cap Core Equity (GSAM), Premier Main Street Small Cap (OFI Institutional) and Premier Strategic Income (OFI Institutional).

The following information replaces similar information found under Expense Information on page 25 for the Blue Chip Growth Fund:

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.18%
Total Annual Fund Operating Expenses(1)	.83%

Less Expense Reimbursement	(.07%)
Net Fund Expenses(2) (3)	.76%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$78	$247	$443	$1,009

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expense information in the table has been restated to reflect the estimated fees and expenses that the Blue Chip Growth Fund would have incurred during the twelve months ended December 31, 2006, assuming the consummation of its merger with the Growth Equity Fund had occurred on January 1, 2006.

(2)	The expenses in the above table reflect a written agreement by MassMutual to waive .05% of the management fee of the Fund through October 13, 2008. The agreement cannot be terminated unilaterally by MassMutual. In addition, the expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other nonrecurring or unusual expenses) through March 31, 2010, to the extent that Net Fund Expenses would otherwise exceed the percentages noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001S-07-05

MASSMUTUAL SELECT FUNDS

Supplement dated December 20, 2007 to the

Class N Prospectus dated April 2, 2007

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements. It should be retained and read in conjunction with the Prospectus and any existing supplements.

The following information replaces similar information for the Destination Retirement Funds:

The following table lists each Destination Retirement Fund’s approximate asset allocation among equity and fixed income & short term/money market funds as of December 4, 2007. The table also lists the approximate asset allocation, as of December 4, 2007, to certain Underlying Funds in which a Destination Retirement Fund currently invests 5% or more. Other Underlying Funds in which the Destination Retirement Funds currently invest are listed below the table. MassMutual may change these percentages at any time and may invest in any other Underlying Funds, including any Underlying Funds that may be created in the future.

Investment Option Categories	Destination Retirement Income	Destination Retirement 2010	Destination Retirement 2020	Destination Retirement 2030	Destination Retirement 2040
Equity	33.6%	52.3%	74.2%	91.0%	94.4%

Domestic Equity

Select Fundamental Value (Wellington)	1.8%	2.2%	4.6%	7.8%	8.7%

Select Large Cap Value (Davis)	0.7%	1.5%	3.0%	5.0%	5.8%

Select Diversified Value (AllianceBernstein)	1.3%	1.5%	2.9%	4.8%	5.6%

Premier Enhanced Index Value (Babson Capital)	4.6%	8.6%	7.7%	5.5%	5.9%

Select Aggressive Growth (Sands Capital/DMC)	1.1%	2.0%	4.0%	6.7%	7.6%

Select Blue Chip Growth (T. Rowe Price)	0.8%	1.9%	2.4%	5.6%	4.2%

Premier Capital Appreciation (OFI)	1.2%	1.7%	3.5%	5.0%	5.0%

Premier Enhanced Index Growth (Babson Capital)	4.4%	8.7%	9.8%	9.0%	9.7%

International Equity

Select Overseas (Harris/MFS)	3.7%	5.1%	7.4%	9.1%	9.5%

Select Diversified International (AllianceBernstein)	1.8%	2.9%	4.0%	5.1%	5.3%

Premier International Equity (OFI Institutional)	1.7%	2.6%	4.1%	5.4%	5.6%

Fixed Income & Short Term/Money Market	66.4%	47.7%	25.8%	9.0%	5.6%

Premier Core Bond (Babson Capital)	16.3%	12.3%	7.5%	2.1%	1.1%

Premier Diversified Bond (Babson Capital)	11.2%	10.0%	6.0%	2.1%	1.1%

Premier Inflation-Protected Bond (Babson Capital)	16.5%	11.7%	7.3%	3.3%	1.8%

Premier Short-Duration Bond (Babson Capital)	13.0%	8.2%	3.3%	0.4%	0.0%

Premier Money Market (Babson Capital)	5.0%	3.0%	0.0%	0.0%	0.0%

Note: The allocation percentages have been rounded to one decimal place. The allocation among equity and fixed income & short term/money market funds may therefore not equal 100%.

Other Underlying Funds in which the Destination Retirement Funds currently invest include: Premier Value (OFI Institutional), Select Focused Value (Harris/Cooke & Bieler), Select Mid Cap Value (Cooke & Bieler), Select Mid Cap Growth Equity (Wellington/Turner), Select Mid Cap Growth Equity II (T. Rowe Price), Select Small Company Value (Clover/T. Rowe Price/Earnest Partners), Select Small Cap Value Equity (SSgA FM), Select Emerging Growth (DMC/Insight Capital), Select Small Cap Growth Equity (Waddell & Reed/Wellington), Select Small Company Growth (Mazama/Eagle), Select Small Cap Core Equity (GSAM), Premier Main Street Small Cap (OFI Institutional) and Premier Strategic Income (OFI Institutional).

The following information replaces similar information found under Expense Information on page 33 for the Blue Chip Growth Fund:

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.48%
Total Annual Fund Operating Expenses(2)	1.63%

Less Expense Reimbursement	(.12)%
Net Fund Expenses(3) (4)	1.51%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$257	$485	$858	$1,907

For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$154	$485	$858	$1,907

(1)	Applies to shares redeemed within 18 months of purchase.

(2)	The expense information in the table has been restated to reflect the estimated fees and expenses that the Blue Chip Growth Fund would have incurred during the twelve months ended December 31, 2006, assuming the consummation of its merger with the Growth Equity Fund had occurred on January 1, 2006.

(3)	The expenses in the above table reflect a written agreement by MassMutual to waive .05% of the management fee of the Fund through October 13, 2008. The agreement cannot be terminated unilaterally by MassMutual. In addition, the expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other nonrecurring or unusual expenses) through March 31, 2010, to the extent that Net Fund Expenses would otherwise exceed the percentages noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001N-07-05